Discontinued Operations - Schedule of Gain on Disposal (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Oct. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
RMB
Total net liabilities of the Disposal Group	$ 230,750	¥ 277,449	¥ 105,553
Add: Writes-off of net amounts due from disposed subsidiaries - loss	(125,016)
Less: disposal proceeds
Gain on disposal before reclassification of cumulative foreign currency translation differences of the Disposal Group to profit or loss	105,734
Reclassification of cumulative foreign currency translation losses of the Disposal Group to profit or loss	(56,748)
Gain on disposal	$ 48,986